Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 251,524	$ 207,170	$ 690,887	$ 603,376	$ 817,075	$ 786,360	$ 657,609
Operating expenses:
Physician and practice expense	190,055	160,432	521,105	467,059	629,487	622,632	527,923
Cost of platform	35,314	25,241	131,007	77,133	105,006	95,256	73,227
Sales and marketing	4,588	2,709	18,950	7,381	11,343	9,156	11,737
General and administrative	33,910	9,788	216,563	29,196	44,016	41,827	41,497
Depreciation and amortization	466	457	1,351	1,389	1,843	1,427	1,070
Total operating expenses	264,333	198,627	888,976	582,158	791,695	770,298	655,454
Operating income	(12,809)	8,543	(198,089)	21,218	25,380	16,062	2,155
Interest expense	292	504	885	1,480	1,917	6,910	6,420
Income (loss) before (benefit from) provision for income taxes	(13,101)	8,039	(198,974)	19,738	23,463	9,152	(4,265)
(Benefit from) provision for income taxes	(2,210)	(8,561)	(20,214)	(7,387)	(7,441)	1,207	(76)
Net income (loss)	(10,891)	16,600	(178,760)	27,125	30,904	7,945	(4,189)
Less: Net loss attributable to non-controlling interests	(1,776)	(85)	(2,509)	(255)	(340)	(299)	(1,145)
Net income (loss) attributable to Privia Health Group, Inc	$ (9,115)	$ 16,685	$ (176,251)	$ 27,380	$ 31,244	$ 8,244	$ (3,044)
Net income (loss) per share attributable to Privia Health Group, Inc. stockholders – basic (in usd per share)	$ (0.09)	$ 0.17	$ (1.74)	$ 0.29	$ 0.33	$ 0.09	$ (0.03)
Net income (loss) per share attributable to Privia Health Group, Inc. stockholders – diluted (in usd per share)	$ (0.09)	$ 0.17	$ (1.74)	$ 0.29	$ 0.33	$ 0.09	$ (0.03)
Weighted average common shares outstanding - basic (in shares)	105,896,622	95,950,929	101,576,775	95,945,804	95,950,062	95,931,549	95,880,506
Weighted average common shares outstanding – diluted (in shares)	105,896,622	95,950,929	101,576,775	95,945,804	95,950,062	95,931,549	95,880,506